Related parties - Narrative (Details)												12 Months Ended
	Oct. 09, 2020 $ / shares shares	Sep. 28, 2020 $ / shares shares	Jun. 04, 2020 shares	May 19, 2020 $ / shares shares	Apr. 16, 2020 shares	Apr. 15, 2020 shares	Jul. 05, 2019 shares	Jun. 14, 2019 shares	Jun. 07, 2019 shares	Feb. 06, 2019 shares	Dec. 18, 2018 shares	Dec. 31, 2020 USD ($) shares subsidiary $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions | $												$ 4,000	$ 4,000	$ 7,000
Services received, related party transactions | $												$ 0	$ 11,000	$ 38,000
Shares surrendered to redeem share purchase plan promissory notes (in shares)						597,774
Issuance of shares through capitalization of reserves (in shares)					4,777,996
Issue of share capital / capital contributions (in shares)							962,500	25,000	2,700,000	75,000	450,000
Number of awards, Granted (in shares)												3,347,766	1,020,434
Strike price (in USD per share) | $ / shares													$ 18.75
Outstanding share capital												2.00%
Amounts payable, related party transactions | $												$ 0	$ 1,000
Amounts receivable, related party transactions | $												$ 0	$ 0
Initial Public Offering
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)				14,082,475
Offering price per share (in USD per share) | $ / shares				$ 19.00
Over-Allotment Option
Disclosure of transactions between related parties [line items]
Offering price per share (in USD per share) | $ / shares	$ 34.00	$ 34.00
Increase through shares issued under over-allotment option (in shares)	900,000
Class E Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)													3,687,500
Related parties
Disclosure of transactions between related parties [line items]
Shares surrendered to redeem share purchase plan promissory notes (in shares)						556,799
Issuance of shares through capitalization of reserves (in shares)					1,222,966
Issue of share capital / capital contributions (in shares)													809,107
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary												4
HPWH TH AG | Initial Public Offering
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)				950,000
Auven Therapeutics GP Ltd | Over-Allotment Option
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		900,000
Chairman of the Board of Directors
Disclosure of transactions between related parties [line items]
Number of awards, Granted (in shares)			341,403									1,125,545
Strike price (in USD per share) | $ / shares												$ 18.75
Outstanding share capital												2.00%
Chairman of the Board of Directors | Share Options
Disclosure of transactions between related parties [line items]
Vesting period												3 years